Reportable segments - Interest Expense by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reportable segments
Interest Expense	$ 349,695	$ 79,860	$ 359,005	$ 127,262
Non-operating corporate
Reportable segments
Interest Expense			307,859
Technology | Operating segments
Reportable segments
Interest Expense			47,205	$ 127,262
Telehealth | Operating segments
Reportable segments
Interest Expense			$ 3,941